UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)	922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2009

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus International Value Fund
Dreyfus Midcap Value Fund
Dreyfus Small Company Value Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Technology Growth Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
November 30, 2009 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Commercial & Professional Services--8.9%
Advent Software	3,600 a,b	136,512
Anixter International	20,400 a,b	881,688
ATC Technology	30,900 b	680,418
Ennis	83,000	1,202,670
Kforce	18,500 b	239,575
M & F Worldwide	23,400 b	773,370
Nash Finch	24,100	790,721
Rush Enterprises, Cl. A	61,199 b	659,113
ScanSource	24,500 b	570,115
School Specialty	20,400 a,b	465,120
Stamps.com	26,700 b	237,897
TeleTech Holdings	63,200 b	1,219,128
United Natural Foods	56,900 a,b	1,434,449
World Fuel Services	23,900 a	1,271,002
Wright Express	47,500 b	1,385,575
		11,947,353
Communications--1.5%
Cogent Communications Group	49,000 a,b	416,990
Starent Networks	12,400 b	427,676
USA Mobility	118,400 b	1,181,632
		2,026,298
Consumer Durables--2.9%
Briggs & Stratton	32,400 a	611,064
Cooper Tire & Rubber	9,600 a	172,032
Fossil	43,500 b	1,341,975
M/I Homes	40,900 b	448,264
Meritage Homes	24,100 a,b	429,703
Polaris Industries	20,200	881,326
		3,884,364
Consumer Non-Durables--3.6%

Carter's	13,900 b	302,325
Central Garden & Pet, Cl. A	159,100 b	1,312,575
Elizabeth Arden	101,200 b	1,492,700
J & J Snack Foods	8,700	314,070
Jones Apparel Group	14,900	252,555
Oxford Industries	33,100	709,995
Steven Madden	12,100 b	431,728
		4,815,948
Consumer Services--4.5%
California Pizza Kitchen	25,300 b	317,768
Cheesecake Factory	83,000 b	1,562,890
Corinthian Colleges	16,600 a,b	246,012
DineEquity	12,200 a,b	259,982
Isle of Capri Casinos	50,200 a,b	380,014
Marcus	20,300	251,517
P.F. Chang's China Bistro	31,300 a,b	1,021,006
Pinnacle Entertainment	48,700 b	514,759
Pre-Paid Legal Services	34,100 a,b	1,298,528
Ruby Tuesday	38,700 b	244,971
		6,097,447
Electronic Technology--11.7%
Acme Packet	89,800 b	921,348
Arris Group	147,900 b	1,477,521
Aruba Networks	42,700 b	341,600
Avocent	18,600 b	464,628
Benchmark Electronics	66,500 b	1,198,995
Cray	37,400 b	261,426
Cubic	21,400	745,148
EMS Technologies	15,300 b	197,064
Hexcel	65,100 b	686,805
Intevac	55,600 b	691,664
Loral Space and Communications	22,900 b	758,219
Microsemi	45,600 b	694,488
Multi-Fineline Electronix	10,300 b	256,779
Novatel Wireless	44,300 a,b	371,234
OmniVision Technologies	12,600 b	175,896
Oplink Communications	29,500 b	508,580

Skyworks Solutions	78,600 b	967,566
Sourcefire	36,200 b	710,606
Standard Microsystems	24,800 b	477,152
Tessera Technologies	46,800 b	1,107,756
TTM Technologies	66,600 b	690,642
Unisys	3,900 b	125,151
Volterra Semiconductor	69,700 b	1,149,353
Zoran	86,400 b	789,696
		15,769,317
Energy Minerals--2.7%
Arena Resources	8,600 b	351,654
Carrizo Oil & Gas	17,200 a,b	362,060
Clayton Williams Energy	8,400 a,b	237,468
GMX Resources	13,600 a,b	158,848
Goodrich Petroleum	12,600 a,b	278,838
McMoRan Exploration	41,700 a,b	302,742
Stone Energy	93,000 b	1,758,630
Toreador Resources	25,200 b	207,900
		3,658,140
Finance--20.9%
American Physicians Capital	41,333	1,127,564
AmTrust Financial Services	99,600	1,190,220
Bank Mutual	130,300	913,403
BioMed Realty Trust	115,800 c	1,585,302
Calamos Asset Management, Cl. A	82,000	861,820
City Holding	39,500	1,288,490
Compass Diversified Holdings	43,800	487,932
CorVel	17,300 b	517,097
Cousins Properties	128,200 a,c	923,040
Delphi Financial Group, Cl. A	49,200	1,075,512
Dollar Thrifty Automotive Group	65,100 a,b	1,201,746
Extra Space Storage	149,600 a,c	1,644,104
EZCORP, Cl. A	15,100 b	223,027
Fifth Street Finance	14,900	145,573
First Midwest Bancorp	59,500	620,585
First Potomac Realty Trust	31,500 c	372,645
FirstMerit	19,774	414,266

Great Southern Bancorp	12,600	283,248
Horace Mann Educators	62,200	747,644
Inland Real Estate	60,800 c	477,280
Knight Capital Group, Cl. A	69,000 b	1,010,160
National Health Investors	13,800 c	455,262
Nelnet, Cl. A	77,700	1,349,649
Old National Bancorp	22,100 a	257,244
Oppenheimer Holdings	8,200	258,218
Oriental Financial Group	23,100	224,070
Parkway Properties	18,600 c	347,262
Penson Worldwide	90,000 a,b	807,300
PICO Holdings	10,200 b	305,388
Platinum Underwriters Holdings	5,100	179,979
PMA Capital, Cl. A	31,200 b	198,744
Potlatch	7,000	206,080
PS Business Parks	6,300 c	299,502
Radian Group	55,600 a	248,532
Ramco-Gershenson Properties	17,400	158,340
Signature Bank	48,000 b	1,487,040
Sterling Bancshares	53,600	269,072
Stewart Information Services	25,000 a	259,250
Tower Bancorp	5,400	103,464
UMB Financial	17,200	675,960
Universal American	86,500 b	896,140
Westamerica Bancorporation	23,300 a	1,239,560
World Acceptance	30,100 a,b	882,833
		28,219,547
Health Care Technology--9.7%
Abaxis	33,800 a,b	759,486
Align Technology	97,100 b	1,588,556
Alkermes	14,600 b	131,108
Alnylam Pharmaceuticals	34,200 a,b	574,902
Cantel Medical	29,800 b	533,420
Electro-Optical Sciences	15,400 a,b	161,700
Immucor	26,000 b	479,700
Invacare	46,000 a	1,145,400
Isis Pharmaceuticals	18,800 b	201,348

MannKind	85,400 a,b	620,004
Martek Biosciences	55,500 b	965,700
Maxygen	39,400 b	214,336
Medicis Pharmaceutical, Cl. A	10,900	257,131
Medivation	20,000 a,b	614,000
Merit Medical Systems	43,900 b	723,472
Momenta Pharmaceuticals	63,600 a,b	632,820
PDL BioPharma	187,300	1,217,450
STERIS	45,200	1,460,412
ViroPharma	107,900 a,b	815,724
		13,096,669
Industrial Services--2.3%
Bolt Technology	34,900 b	382,155
Bristow Group	6,700 b	229,944
Comfort Systems USA	50,100	570,639
Dycom Industries	9,300 b	72,447
EMCOR Group	25,000 b	595,000
Gulf Island Fabrication	21,400	470,586
GulfMark Offshore	2,500 b	68,150
Michael Baker	16,200 b	616,410
Orion Marine Group	5,400 b	99,846
		3,105,177
Non-Energy Minerals--.5%
Haynes International	23,400	627,120
Process Industries--4.2%
Bway Holding	15,600 b	248,352
Darling International	26,600 b	189,392
Glatfelter	115,900	1,288,808
Grace (W.R.) & Co.	13,700 b	313,182
Landec	96,900 b	608,532
Minerals Technologies	34,900	1,844,116
OM Group	23,600 b	722,868
Terra Industries	11,700	451,386
		5,666,636
Producer Manufacturing--8.1%
AAON	18,800 a	356,072
ACCO Brands	67,800 b	442,734

American Superconductor	26,700 a,b	886,440
Ampco-Pittsburgh	10,500	307,020
Apogee Enterprises	53,100	726,939
Brady, Cl. A	15,700	465,976
Cascade	32,500	736,775
Chart Industries	49,500 b	821,700
CIRCOR International	22,500	543,150
Columbus McKinnon	10,100 b	158,570
Comverge	69,800 a,b	717,544
DXP Enterprises	30,400 b	362,368
Encore Wire	11,000 a	218,900
EnerSys	23,800 b	541,688
Graham	18,900	350,406
Insteel Industries	27,600	314,364
Kadant	13,900 b	200,438
L.B. Foster, Cl. A	20,200 b	553,076
LSB Industries	28,600 b	349,492
Powell Industries	26,800 b	940,680
Tecumseh Products, Cl. A	52,900 b	604,118
Tredegar	21,000	302,610
		10,901,060
Retail Trade--5.6%
Asbury Automotive Group	33,800 b	360,308
Cabela's	88,600 a,b	1,068,516
Collective Brands	15,000 b	290,100
Dress Barn	65,400 a,b	1,404,138
Insight Enterprises	23,200 b	235,480
Jo-Ann Stores	26,300 b	877,368
JoS. A. Bank Clothiers	29,800 a,b	1,216,138
Lithia Motors, Cl. A	14,500 b	105,270
Pantry	52,000 b	768,560
Regis	24,000	375,840
Sonic Automotive, Cl. A	33,600	297,360
Stein Mart	21,800 b	223,886
Titan Machinery	23,600 a,b	265,028
		7,487,992
Technology Services--8.6%

CACI International, Cl. A	21,200 b	984,104
Centene	34,100 b	641,762
Chemed	35,500 a	1,603,890
Earthlink	158,300	1,302,809
Fair Isaac	34,600 a	631,450
j2 Global Communications	11,200 b	222,656
Jack Henry & Associates	21,700	495,845
Manhattan Associates	84,400 b	1,988,464
NetScout Systems	42,000 b	528,780
PAREXEL International	63,900 b	767,439
PharMerica	48,900 a,b	735,945
Shutterfly	16,500 b	236,610
SRA International, Cl. A	52,100 b	940,405
Vital Images	38,800 b	490,432
		11,570,591
Transportation--2.1%
Aircastle	14,800	131,128
Allegiant Travel	5,900 b	243,257
Atlas Air Worldwide Holdings	10,700 b	313,510
Heartland Express	19,200	283,200
Knightsbridge Tankers	29,700	387,882
Saia	79,000 b	1,139,180
SkyWest	22,200	326,562
		2,824,719
Utilities--1.8%
Consolidated Water	26,800	351,080
El Paso Electric	29,100 b	576,180
New Jersey Resources	8,100	285,363
Piedmont Natural Gas	25,800 a	611,460
PNM Resources	51,800	577,052
		2,401,135
Total Common Stocks
(cost $138,596,835)		134,099,513

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $104,000)	104,000 [d]	104,000
Investment of Cash Collateral for
Securities Loaned--16.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,645,091)	21,645,091 [d]	21,645,091

Total Investments (cost $160,345,926)	115.8%	155,848,604
Liabilities, Less Cash and Receivables	(15.8%)	(21,263,999)
Net Assets	100.0%	134,584,605

a Securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $20,976,055 and the total market value of the collateral held by the fund is $21,645,091.
b Non-income producing security.
c Investment in Real Estate Investment Trust.
d Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $160,345,926. Net unrealized depreciation on investments was $4,497,322 of which $15,624,769 related to appreciated investment securities and $20,122,091 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	134,099,513	-	-	134,099,513
Mutual Funds	21,749,091	-	-	21,749,091

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2009 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Australia--4.4%
Amcor	453,448	2,454,505
BlueScope Steel	258,550	641,745
Centennial Coal	172,650	520,249
Foster's Group	244,620	1,259,149
Incitec Pivot	440,320	1,149,376
Insurance Australia Group	596,697	2,142,342
National Australia Bank	73,800	1,934,527
QBE Insurance Group	25,900	527,574
		10,629,467
Brazil--.8%
Petroleo Brasileiro, ADR	20,640	1,058,419
Tele Norte Leste Participacoes, ADR	38,240	832,102
		1,890,521
China--.4%
PetroChina, ADR	8,141	1,016,811
Finland--2.7%
Nokia	394,310	5,192,496
UPM-Kymmene	104,803	1,332,895
		6,525,391
France--11.9%
Cap Gemini	17,160	793,609
Carrefour	52,560	2,550,341
Credit Agricole	80,806	1,671,982
France Telecom	104,945	2,730,070
GDF Suez	55,905	2,334,482
Groupe Danone	29,760	1,778,951
Lagardere	21,590	919,548
Sanofi-Aventis	70,200	5,304,159
Societe Generale	47,222	3,324,784
Total	94,390	5,840,734
Vivendi	51,032	1,470,471

		28,719,131
Germany--7.3%
Allianz	8,700	1,068,852
Bayer	23,970	1,835,236
Daimler	30,256	1,531,926
Deutsche Lufthansa	63,510	1,013,711
Deutsche Post	42,954	804,283
Deutsche Telekom	63,100	930,421
E.ON	76,450	3,023,654
HeidelbergCement	20,170	1,338,650
Muenchener Rueckversicherungs	12,310	1,930,288
RWE	16,934	1,554,364
Siemens	13,660	1,338,556
Wincor Nixdorf	18,400	1,270,909
		17,640,850
Greece--.5%
Public Power	53,100 a	1,071,600
Hong Kong--2.6%
BOC Hong Kong Holdings	432,100	991,315
China Mobile, ADR	21,430	1,004,424
Esprit Holdings	176,989	1,189,814
Hang Seng Bank	72,600	1,062,295
Hutchison Whampoa	194,200	1,313,034
Johnson Electric Holdings	1,629,000 a	693,634
		6,254,516
Italy--2.6%
Banco Popolare	94,310 a	773,195
ENI	52,545	1,301,830
Finmeccanica	101,026	1,673,199
Saras	363,360	1,110,300
Unipol Gruppo Finanziario	1,107,934 a	1,510,562
		6,369,086
Japan--23.0%
Aeon	136,590	1,099,799
Astellas Pharma	34,200	1,262,124
Canon	15,852	610,680
Central Japan Railway	358	2,588,501

Chuo Mitsui Trust Holdings	713,560	2,509,512
Daiwa House Industry	132,600	1,333,056
Dentsu	22,800	490,079
Isuzu Motors	556,000	951,967
JS Group	97,700	1,595,932
Kao	27,000	662,193
KDDI	408	2,204,257
Medipal Holdings	18,200	251,398
Mitsubishi Chemical Holdings	452,000	1,641,925
Mitsubishi Electric	70,250	495,749
Mitsubishi Gas Chemical	162,000	736,534
Mitsubishi UFJ Financial Group	514,800	2,870,588
Mitsui OSK Lines	191,000	1,067,249
Murata Manufacturing	43,070	2,047,868
NEC	431,000	1,086,974
NGK Spark Plug	134,300	1,446,475
Nintendo	4,270	1,047,741
Nippon Express	293,000	1,301,620
Nomura Holdings	236,600	1,702,513
Panasonic	99,400	1,277,573
Ricoh	52,800	703,063
Ryohin Keikaku	7,900	323,531
Secom	24,600	1,149,745
Sekisui Chemical	67,600	401,971
Seven & I Holdings	208,400	4,660,310
Shimizu	367,000	1,269,470
Shin-Etsu Chemical	22,620	1,227,300
Sumitomo	114,200	1,122,975
Sumitomo Mitsui Financial Group	68,900	2,271,691
Takashimaya	123,790	794,811
Tokyo Electron	15,600	851,828
Tokyo Gas	712,220	2,933,252
Tokyo Steel Manufacturing	122,300	1,380,898
Toyota Motor	59,600	2,371,865
Yahoo! Japan	2,121	633,797
Yamaha Motor	78,600	919,304
		55,298,118

Malaysia--.6%
Malayan Banking	755,348	1,502,903
Mexico--.5%
America Movil, ADR, Ser. L	24,030	1,162,571
Netherlands--2.1%
Aegon	79,285 a	569,893
Koninklijke Philips Electronics	38,850	1,062,574
Royal Dutch Shell, Cl. A	115,900	3,444,039
		5,076,506
Norway--.3%
Norsk Hydro	91,600 a	645,605
Russia--.3%
Gazprom, ADR	31,490	715,453
Singapore--2.3%
DBS Group Holdings	388,255	4,017,205
Oversea-Chinese Banking	260,971	1,580,157
		5,597,362
South Africa--.5%
Nedbank Group	72,060	1,099,633
South Korea--2.7%
Hyundai Motor	16,386	1,395,093
KB Financial Group, ADR	22,144 a	1,115,172
Korea Electric Power, ADR	54,804 a	751,911
KT, ADR	78,840	1,309,532
Samsung Electronics	1,833	1,134,985
SK Telecom, ADR	46,110	764,043
		6,470,736
Spain--.8%
Iberdrola	197,840	1,877,457
Sweden--2.0%
Investor, Cl. B	88,870	1,621,485
Sandvik	117,730	1,387,284
Telefonaktiebolaget LM Ericsson, Cl. B	185,050	1,778,421
		4,787,190
Switzerland--7.4%
Clariant	90,092 a	943,569
Givaudan	1,385	1,096,197

Nestle	86,900	4,107,733
Novartis	126,426	7,017,023
Roche Holding	16,610	2,716,932
UBS	118,468 a	1,837,554
		17,719,008
Taiwan--.7%
Compal Electronics	615,106	816,216
United Microelectronics	2,011,000 a	987,408
		1,803,624
United Kingdom--20.7%
Anglo American	56,364 a	2,413,600
BAE Systems	431,970	2,331,573
BP	659,816	6,237,029
Centrica	752,564	3,152,036
GlaxoSmithKline	209,273	4,327,507
HSBC Holdings	498,417	5,796,977
Lonmin	27,740 a	810,017
QinetiQ Group	174,300	450,467
Reed Elsevier	145,030	1,084,617
Resolution	1,725,414	2,398,498
Rexam	128,640	587,046
Royal Dutch Shell, Cl. A	127,667	3,781,474
Smith & Nephew	130,891	1,244,592
Tesco	203,649	1,417,137
Unilever	161,360	4,735,655
United Utilities Group	188,830	1,480,831
Vodafone Group	2,957,858	6,671,202
WPP	104,380	975,337
		49,895,595
Total Common Stocks
(cost $238,282,930)		233,769,134

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,200,000)	4,200,000 [b]	4,200,000

Total Investments (cost $242,482,930)	98.9%	237,969,134
Cash and Receivables (Net)	1.1%	2,708,721
Net Assets	100.0%	240,677,855

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $242,482,930.

Net unrealized depreciation on investments was $4,513,796 of which $20,525,949 related to appreciated investment securities and $25,039,745 related to depreciated investment securities.

At November 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Foreign Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 11/30/2009 ($)
Purchases:
Hong Kong Dollar, expiring 12/1/2009	1,890,609	243,946	243,948	2
Euro, expiring 12/2/2009	62,095	93,217	93,239	22
Swedish Krona, expiring 12/2/2009	819,923	117,727	117,610	(117)
Norwegian Krone, expiring 12/2/2009	633,078	111,536	111,550	14
Japanese Yen, expiring 12/2/2009	31,965,738	369,375	369,802	427
Sales:		Proceeds ($)
Singapore Dollar, expiring 12/1/2009	90,370	65,075	65,296	(221)
British Pound, expiring 12/2/2009	39,134	64,462	64,379	83

Gross Unrealized Appreciation				548
Gross Unrealized Depreciation				(338)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	233,769,134	-	-	233,769,134
Mutual Funds	4,200,000	-	-	4,200,000
Other Financial Instruments++	-	548	-	548
Liabilities ($)
Other Financial Instruments++	-	(338)	-	(338)
+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
November 30, 2009 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--25.2%
Abercrombie & Fitch, Cl. A	269,810 a	10,773,513
American Eagle Outfitters	154,810	2,380,978
Apollo Group, Cl. A	390,270 a,b	22,272,709
Autoliv	729,290 a	29,616,467
Avery Dennison	91,770	3,446,881
Brinker International	164,840	2,274,792
CBS, Cl. B	1,068,040	13,681,592
Central European Media
Enterprises, Cl. A	49,070 a,b	1,222,334
Coach	118,110	4,104,322
Collective Brands	405,630 b	7,844,884
Dana Holding	1,530,750 b	11,143,860
Federal Mogul	176,749 b	2,386,111
Fortune Brands	17,840	685,234
Gannett	43,710 a	432,292
Goodyear Tire & Rubber	404,910 b	5,551,316
Harman International Industries	323,640 a	12,172,100
Hyatt Hotels, Cl. A	162,180 a	4,662,675
Interpublic Group of Cos.	2,823,180 a,b	17,870,729
ITT Educational Services	146,900 a,b	13,364,962
Liberty Media-Starz, Ser. A	135,260 b	6,472,191
Limited Brands	264,010 a	4,379,926
Magna International, Cl. A	3,880	187,714
MGM MIRAGE	1,144,770 a,b	12,100,219
Mohawk Industries	460,922 a,b	18,934,676
Newell Rubbermaid	605,260	8,782,323
News, Cl. A	1,376,930	15,779,618
OfficeMax	756,569 b	8,004,500
Saks	608,980 a,b	3,720,868
Starwood Hotels & Resorts
Worldwide	7,960 a,c	254,879
Viacom, Cl. B	252,490 b	7,483,804
Williams-Sonoma	427,930 a	8,695,538
		260,684,007
Consumer Staples--.8%
Campbell Soup	26,290	919,361

Corn Products International	26,940	755,398
Dr. Pepper Snapple Group	108,304	2,836,482
Hershey	17,640	623,927
Kroger	14,000	318,360
Reynolds American	4,590 a	229,316
Safeway	27,750	624,375
Sara Lee	73,930	897,510
Smithfield Foods	58,430 a,b	904,496
SUPERVALU	17,180	237,599
		8,346,824
Energy--7.5%
Alpha Natural Resources	132,850 a,b	4,915,450
Arch Coal	68,010 a	1,418,689
CNX Gas	4,000 b	109,120
Concho Resources	518,970 b	21,215,494
Continental Resources	220,628 a,b	8,306,644
Frontier Oil	36,060	415,772
Holly	9,050	230,322
Massey Energy	229,170	8,630,542
Nabors Industries	26,780 b	553,007
Noble	126,750	5,236,042
Patterson-UTI Energy	24,970 a	384,288
Peabody Energy	10,000	444,600
Range Resources	189,580 a	8,934,905
Southwestern Energy	356,280 b	15,662,069
Sunoco	31,210	786,492
Tidewater	5,350	240,483
Ultra Petroleum	7,550 b	354,775
		77,838,694
Financial--14.8%
ACE	196,790 b	9,585,641
American National Insurance	5,980	648,950
BioMed Realty Trust	717,560	9,823,396
Brandywine Realty Trust	36,870 c	362,063
CB Richard Ellis Group, Cl. A	2,548,072 a,b	29,124,463
CNA Financial	54,220 a,b	1,233,505
Comerica	33,670	958,585
Discover Financial Services	37,240	575,730
Everest Re Group	15,020	1,278,352
First American	32,310	1,024,873
Genworth Financial, Cl. A	47,880 b	515,668
Hanover Insurance Group	364,050	15,155,401
Hartford Financial Services Group	48,230	1,179,706

Host Hotels & Resorts	167,550	1,762,626
HRPT Properties Trust	133,540 c	819,936
Huntington Bancshares	2,808,710	10,729,272
Jones Lang LaSalle	203,610 a	10,357,641
KeyCorp	71,120	416,763
Lincoln National	20,120	460,949
Mack-Cali Realty	33,460 c	1,026,887
Marsh & McLennan Cos.	9,170	206,784
Marshall & Ilsley	2,758,050	15,858,788
Moody's	8,920 a	207,212
Och-Ziff Capital Management Group,
Cl. A	601,780	7,040,826
Raymond James Financial	41,900 a	1,017,751
Regions Financial	1,041,480	6,103,073
Reinsurance Group of America	8,140	378,510
StanCorp Financial Group	79,500	2,950,245
SunTrust Banks	359,180	8,487,423
Torchmark	11,510	500,455
Washington Federal	668,070 a	12,726,733
		152,518,207
Health Care--11.8%
Amedisys	120,450 a,b	4,461,468
Cooper	337,240	11,294,168
Forest Laboratories	376,520 b	11,544,103
Genzyme	283,300 b	14,363,310
Hospira	440,030 b	20,659,409
King Pharmaceuticals	1,344,600 a,b	15,906,618
Perrigo	266,650 a	10,703,331
St. Jude Medical	564,490 b	20,722,428
Zimmer Holdings	209,360 b	12,387,831
		122,042,666
Industrial--12.8%
Actuant, Cl. A	1,071,730 a	17,501,351
AGCO	166,030 b	5,032,369
Dun & Bradstreet	7,100	557,989
Gardner Denver	7,540	282,222
Granite Construction	430,790 a	12,910,776
Heartland Express	1,116,890 a	16,474,128
Kennametal	610,580 a	13,738,050
Lennox International	173,490 a	6,439,949
Masco	1,354,660 a	18,396,283
McDermott International	157,050 b	3,288,627
MSC Industrial Direct, Cl. A	5,790 a	265,761

Navistar International	317,700 b	10,487,277
Robert Half International	319,650 a	7,137,785
Rockwell Automation	27,650	1,202,499
Simpson Manufacturing	324,260	8,061,104
Snap-On	6,850	247,628
Timken	431,940	10,655,960
		132,679,758
Information Technology--13.6%
Applied Materials	17,430	214,563
Broadcom, Cl. A	205,200 b	5,991,840
Brocade Communications Systems	1,418,220 b	10,055,180
Cadence Design Systems	816,310 b	4,897,860
Electronic Arts	549,380 b	9,279,028
Hewitt Associates, Cl. A	140,250 b	5,635,245
Lexmark International, Cl. A	54,430 b	1,370,003
Maxim Integrated Products	578,320 a	10,178,432
Micros Systems	237,720 a,b	6,670,423
Rovi	300,650 a,b	8,962,376
SAIC	271,800 b	4,843,476
Tyco Electronics	898,860	20,862,541
Vishay Intertechnology	1,854,100 b	13,442,225
Websense	246,730 b	3,881,063
Western Digital	249,530 b	9,192,685
Western Union	1,147,640	21,173,958
Yahoo!	244,650 b	3,662,411
		140,313,309
Materials--3.1%
Albemarle	298,390	10,070,663
Cabot	287,800	6,599,254
Celanese, Ser. A	97,620 a	2,905,171
Cliffs Natural Resources	29,290	1,290,517
International Paper	387,929	9,872,793
Owens-Illinois	10,230 b	319,892
Sealed Air	36,700	818,043
		31,876,333
Telecommunication Services--2.3%
Leap Wireless International	1,618,414 a,b	23,353,714

Utilities--7.7%
Ameren	889,480	23,117,585
Consolidated Edison	27,590	1,183,887
Great Plains Energy	1,622,823	28,886,249
PNM Resources	710,370	7,913,522

Portland General Electric	947,844	18,587,221
		79,688,464
Total Common Stocks
(cost $896,872,650)		1,029,341,976

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,631,000)	5,631,000 [d]	5,631,000
Investment of Cash Collateral for
Securities Loaned--12.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $129,171,728)	129,171,728 [d]	129,171,728

Total Investments (cost $1,031,675,378)	112.6%	1,164,144,704
Liabilities, Less Cash and Receivables	(12.6%)	(130,219,293)
Net Assets	100.0%	1,033,925,411

a Securities are held on loan. At November 30, 2009, the total market value of the fund's securities on loan is $125,283,768 and the total market value of the collateral held by the fund is $129,171,728.
b Non-income producing security.
c Investment in Real Estate Investment Trust.
d Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,031,675,378. Net unrealized appreciation on investments was $132,469,326 of which $157,725,573 related to appreciated investment securities and $25,256,247 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	999,537,795	-	-	999,537,795
Equity Securities - Foreign+	29,804,181	-	-	29,804,181
Mutual Funds	134,802,728	-	-	134,802,728

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Company Value Fund
November 30, 2009 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--23.8%
AFC Enterprises	414,375 a	3,244,556
American Axle & Manufacturing
Holdings	288,100 b	1,800,625
AnnTaylor Stores	248,350 a,b	3,471,933
ArvinMeritor	683,020 a,b	5,539,292
Autoliv	38,670	1,570,389
Bebe Stores	363,400	1,962,360
Brown Shoe	185,100	1,899,126
Callaway Golf	320,020	2,294,543
CBS, Cl. B	149,270	1,912,149
Citi Trends	91,480 a	2,495,574
Crocs	318,310 a	1,550,170
Furniture Brands International	1,348,957 a,b	5,638,640
Genesco	77,200 a	2,018,008
Harman International Industries	33,470	1,258,807
Interpublic Group of Cos.	733,280 a,b	4,641,662
ITT Educational Services	31,760 a,b	2,889,525
Mohawk Industries	32,110 a	1,319,079
OfficeMax	388,380 a,b	4,109,060
Orient-Express Hotels, Cl. A	514,080 a	4,297,709
Saks	1,141,680 a,b	6,975,665
True Religion Apparel	245,120 a,b	4,520,013
WABCO Holdings	165,070	3,900,604
Wet Seal, Cl. A	229,910 a	669,038
		69,978,527
Consumer Staples--.5%
Nash Finch	41,660	1,366,865
Energy--3.7%
Comstock Resources	83,730 a	3,108,895
Massey Energy	52,370	1,972,254

Matrix Service	144,770 a	1,239,231
Patriot Coal	177,960 a,b	2,180,010
Rosetta Resources	149,470 a	2,354,152
		10,854,542
Exchange Traded Funds--.3%
iShares Russell 2000 Index Fund	12,850 b	746,457
Financial--16.1%
BioMed Realty Trust	216,030	2,957,451
CB Richard Ellis Group, Cl. A	278,100 a	3,178,683
Chimera Investment	790,870	3,187,206
Duff & Phelps, Cl. A	197,680	3,354,630
FBR Capital Markets	927,254 a	5,813,883
Glacier Bancorp	22,770 b	297,832
Hanover Insurance Group	108,150	4,502,285
Jones Lang LaSalle	39,530	2,010,891
National Penn Bancshares	536,251	2,960,106
PacWest Bancorp	83,380	1,534,192
Pinnacle Financial Partners	398,420 a,b	4,705,340
Portfolio Recovery Associates	77,640 a,b	3,496,129
Smithtown Bancorp	159,762 b	1,020,879
StanCorp Financial Group	56,720	2,104,879
United Community Banks	1,616,030 a	6,254,036
		47,378,422
Health Care--10.4%
Abraxis Bioscience	81,456 a	2,726,332
Amedisys	174,060 a,b	6,447,182
Emergent Biosolutions	366,246 a	5,259,293
King Pharmaceuticals	259,900 a	3,074,617
Medicines	243,710 a	1,910,686
Omnicell	284,260 a	2,899,452
Pain Therapeutics	736,496 a,b	3,785,589
SonoSite	90,490 a	2,044,169
Volcano	172,130 a	2,535,475
		30,682,795
Industrial--20.1%
Actuant, Cl. A	341,930	5,583,717
Altra Holdings	438,830 a	4,936,837

American Woodmark	130,460	2,541,361
Columbus McKinnon	145,340 a	2,281,838
Commercial Vehicle Group	164,000 a	874,120
Con-way	129,780	3,932,334
Encore Wire	129,450 b	2,576,055
FreightCar America	45,670	833,478
Granite Construction	138,770 b	4,158,937
Griffon	150,700 a	1,567,280
Kaman	111,430	2,523,890
KHD Humboldt Wedag International	239,730	2,776,073
Lennox International	65,870	2,445,094
Navigant Consulting	289,840 a	3,840,380
Old Dominion Freight Line	73,020 a	1,933,570
Quanex Building Products	96,390	1,562,482
Saia	154,460 a	2,227,313
Sauer-Danfoss	471,969	4,077,812
Simpson Manufacturing	204,250	5,077,655
Sterling Construction	191,410 a	3,311,393
		59,061,619
Information Technology--13.2%
Brocade Communications Systems	223,580 a	1,585,182
Cadence Design Systems	442,730 a	2,656,380
Electro Rent	150,264	1,522,174
Emulex	133,540 a	1,300,680
Forrester Research	81,260 a	2,035,563
Lattice Semiconductor	1,444,260 a	3,162,929
Lawson Software	449,390 a	2,943,505
Micros Systems	89,220 a	2,503,513
Microsemi	147,390 a	2,244,750
Rovi	91,660 a	2,732,385
ScanSource	176,620 a	4,109,947
Take-Two Interactive Software	249,300 a,b	2,804,625
Teradyne	119,190 a	1,056,023
Vishay Intertechnology	835,800 a	6,059,550
Websense	137,610 a,b	2,164,605
		38,881,811
Materials--4.3%

Cabot	288,010	6,604,069
Myers Industries	281,520	2,328,170
Temple-Inland	211,150 b	3,798,589
		12,730,828
Telecommunication Services--2.6%
Cbeyond	159,190 a,b	2,055,143
Leap Wireless International	63,560 a	917,171
NTELOS Holdings	269,770	4,534,834
		7,507,148
Utilities--5.0%
Great Plains Energy	225,044	4,005,783
PNM Resources	297,600	3,315,264
Portland General Electric	381,720	7,485,529
		14,806,576
Total Common Stocks
(cost $280,393,148)		293,995,590

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,457,000)	2,457,000 c	2,457,000
Investment of Cash Collateral for
Securities Loaned--14.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,224,243)	41,224,243 c	41,224,243

Total Investments (cost $324,074,391)	114.8%	337,676,833
Liabilities, Less Cash and Receivables	(14.8%)	(43,533,179)
Net Assets	100.0%	294,143,654

a Non-income producing security.
b All or a portion of these securities are held on loan. At November 30, 2009, the total market value of the fund's securities on loan is $38,968,719 and the total market value of the collateral held by the fund is $41,224,243.
c Investment in affiliated money market mutual fund.

At November 30, 2009 , the aggregate cost of investment securities for income tax purposes was $324,074,391. Net unrealized appreciation on investments was $13,602,442 of which $27,199,598 related to appreciated investment securities and $13,597,156 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	288,902,671	-	-	288,902,671
Equity Securities - Foreign+	4,346,462	-	-	4,346,462
Mutual Funds/Exchange Traded	44,427,700			44,427,700
Funds		-	-

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--11.5%
Best Buy	73,580	3,151,431
Carnival	194,010 a	6,214,140
Dollar General	137,490 a	3,162,270
Home Depot	410,230	11,223,893
Hyatt Hotels, Cl. A	57,120 a	1,642,200
Interpublic Group of Cos.	465,835 a	2,948,736
Johnson Controls	237,790	6,432,219
Limited Brands	183,590	3,045,758
News, Cl. A	608,730	6,976,046
NVR	6,890 a,b	4,638,003
Omnicom Group	167,270	6,142,154
Staples	209,660	4,889,271
Time Warner	411,470	12,640,358
		73,106,479
Consumer Staples--6.9%
Clorox	80,940	4,878,254
Coca-Cola Enterprises	298,380	5,863,167
CVS Caremark	462,380	14,338,404
Kellogg	118,540	6,232,833
PepsiCo	204,170	12,703,457
		44,016,115
Energy--19.1%
Alpha Natural Resources	40,570 a	1,501,090
Cameron International	210,496 a	7,956,749
Chevron	375,650	29,315,726
ConocoPhillips	238,580	12,351,287
Consol Energy	31,150	1,430,408
Devon Energy	68,340	4,602,699
EOG Resources	69,240	5,988,568
Hess	125,600	7,279,776

Marathon Oil	97,540	3,181,755
Massey Energy	48,630	1,831,406
Occidental Petroleum	384,100	31,031,439
Peabody Energy	36,570	1,625,902
Valero Energy	192,010	3,051,039
XTO Energy	234,055	9,933,294
		121,081,138
Exchange Traded Funds--.3%
iShares Russell 1000 Value Index
Fund	35,450	2,013,206
Financial--24.2%
American Express	92,560	3,871,785
Ameriprise Financial	155,540	5,929,185
AON	79,640	3,084,457
Bank of America	1,087,810	17,241,788
Capital One Financial	51,770	1,985,897
Citigroup	1,642,780	6,751,826
Fidelity National Financial, Cl. A	198,700	2,759,943
Genworth Financial, Cl. A	124,770 a	1,343,773
Goldman Sachs Group	94,110	15,966,703
JPMorgan Chase & Co.	676,448	28,742,276
Legg Mason	101,180 b	2,862,382
Marsh & McLennan Cos.	138,410	3,121,146
MetLife	265,869	9,090,059
Morgan Stanley	321,500	10,152,970
PNC Financial Services Group	59,350	3,383,544
Prudential Financial	104,720	5,220,292
State Street	112,630	4,651,619
SunTrust Banks	150,280	3,551,116
TD Ameritrade Holding	151,060 a	2,966,818
Travelers Cos.	144,120	7,550,447
Wells Fargo & Co.	486,490	13,641,180
		153,869,206
Health Care--11.1%
Aetna	101,120	2,943,603
AmerisourceBergen	382,050	9,432,814
Amgen	141,270 a	7,960,564

DaVita	55,720 a	3,300,853
McKesson	100,320	6,221,846
MEDNAX	57,720 a	3,244,441
Merck & Co.	232,780	8,428,964
Pfizer	1,111,820	20,201,769
St. Jude Medical	131,710 a	4,835,074
WellPoint	67,480 a	3,645,944
		70,215,872
Industrials--6.0%
Dover	120,560	4,928,493
Eaton	49,880	3,187,332
Fluor	66,220	2,813,026
Honeywell International	82,190	3,161,849
Norfolk Southern	63,130	3,244,882
Paccar	119,930	4,447,004
Raytheon	68,170 b	3,512,800
Rockwell Collins	60,390	3,228,449
Thermo Fisher Scientific	67,900 a	3,206,917
Union Pacific	99,710 b	6,307,655
		38,038,407
Information Technology--11.1%
BMC Software	121,360 a	4,700,273
Cisco Systems	600,730 a	14,057,082
Computer Sciences	57,180 a	3,162,626
Dell	202,360 a	2,857,323
EMC	196,370 a	3,304,907
Hewlett-Packard	255,840	12,551,510
Microsoft	595,600	17,516,596
Motorola	254,400	2,037,744
Sybase	114,470 a,b	4,606,273
Texas Instruments	123,510	3,123,568
Western Union	154,070	2,842,592
		70,760,494
Materials--5.0%
Air Products & Chemicals	38,790	3,216,855
Celanese, Ser. A	110,530	3,289,373
CF Industries Holdings	18,560	1,584,282

Cliffs Natural Resources	43,050	1,896,783
Dow Chemical	250,420	6,956,668
Freeport-McMoRan Copper & Gold	78,110 a,b	6,467,508
International Paper	196,740	5,007,033
Newmont Mining	61,620	3,305,297
		31,723,799
Utilities--4.2%
Entergy	110,590	8,697,903
Exelon	60,410	2,910,554
FPL Group	82,390	4,281,808
NRG Energy	134,940 a,b	3,230,464
Questar	185,370	7,353,628
		26,474,357
Total Common Stocks
(cost $554,179,306)		631,299,073

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,498,000)	3,498,000	3,498,000
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,480,908)	10,480,908 [c]	10,480,908
Total Investments (cost $568,158,214)	101.6%	645,277,981
Liabilities, Less Cash and Receivables	(1.6%)	(10,175,424)
Net Assets	100.0%	635,102,557

a Non-income producing security.
b All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $10,194,159 and the total market value of the collateral held by the fund is $10,480,908.
c Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $568,158,214. Net unrealized appreciation on investments was $77,119,767 of which $91,001,929 related to appreciated investment securities and $13,882,162 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	629,285,867	-	-	629,285,867
Mutual Funds/Exchange Traded Funds	15,992,114	-	-	15,992,114

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2009 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Commercial & Professional Services--6.0%
Advent Software	7,800 a,b	295,776
Avnet	19,400 b	528,650
Brink's	32,300	726,104
Dun & Bradstreet	4,400	345,796
FactSet Research Systems	12,300 a	889,905
FTI Consulting	4,400 b	203,544
Gartner	39,700 a,b	751,124
Genuine Parts	13,700	490,871
Ingram Micro, Cl. A	27,600 b	468,924
Tech Data	43,300 b	1,823,363
		6,524,057
Communications--1.0%
Telephone & Data Systems	21,600	658,584
US Cellular	11,100 b	413,586
		1,072,170
Consumer Durables--1.0%
Blyth	6,500	211,445
Fossil	11,500 b	354,775
Pulte Homes	58,100 a	531,034
		1,097,254
Consumer Non-Durables--3.9%
Hormel Foods	20,200	757,904
Lancaster Colony	22,400	1,068,928
Smithfield Foods	26,800 a,b	414,864
Timberland, Cl. A	20,500 b	342,350
Tyson Foods, Cl. A	20,000	240,400
Universal	15,800 a	677,978
Warnaco Group	18,600 b	757,206
		4,259,630
Consumer Services--4.7%
Boyd Gaming	23,000 a,b	187,910
Brinker International	48,200	665,160
Cheesecake Factory	62,900 a,b	1,184,407
International Speedway, Cl. A	9,400	253,518
ITT Educational Services	11,700 a,b	1,064,466
Panera Bread, Cl. A	7,800 b	491,088
Penn National Gaming	6,100 b	163,419
Regal Entertainment Group, Cl. A	23,800	326,060
Scholastic	21,600 a	544,536

Wyndham Worldwide	11,000	204,270
		5,084,834
Electronic Technology--6.9%
CommScope	35,700 b	897,141
Cypress Semiconductor	110,400 a,b	1,056,528
F5 Networks	26,200 b	1,232,186
Harris	5,200	228,280
Integrated Device Technology	91,700 b	519,022
Intersil, Cl. A	40,800	527,136
L-3 Communications Holdings	11,500	901,255
Semtech	10,400 b	166,608
Synopsys	68,100 b	1,530,207
Xilinx	17,800	402,992
		7,461,355
Energy Minerals--4.5%
Bill Barrett	27,100 a,b	773,705
Comstock Resources	6,300 b	233,919
Encore Acquisition	43,200 b	1,944,864
Energen	11,600	504,600
Frontier Oil	62,300	718,319
Plains Exploration & Production	14,600 b	397,266
Tesoro	22,600 a	288,828
		4,861,501
Finance--19.9%
Aaron's	20,800 a	521,456
Alexandria Real Estate Equities	12,900 a,c	727,173
American Financial Group	48,750	1,182,675
AmeriCredit	67,700 a,b	1,249,065
Ameriprise Financial	17,300	659,476
Annaly Capital Management	30,500	561,505
Corporate Office Properties Trust	13,800	471,822
Equity One	18,200	293,930
FirstMerit	55,400	1,160,630
GATX	13,100 a	378,197
HCC Insurance Holdings	39,900	1,042,587
Hospitality Properties Trust	55,000 c	1,067,550
Hudson City Bancorp	70,600	938,274
Liberty Property Trust	13,700 c	406,068
Macerich	17,726 a,c	527,526
Mack-Cali Realty	4,500	138,105
Mercury General	3,000	110,820
Nasdaq OMX Group	22,600 b	422,168
New York Community Bancorp	44,800	523,712
NewAlliance Bancshares	98,800	1,163,864
Old Republic International	34,700	369,208
Potlatch	23,700 a,c	697,728

Principal Financial Group	19,200	487,488
Raymond James Financial	34,200	830,718
Regency Centers	26,900 a	900,343
Reinsurance Group of America	13,500	627,750
Rent-A-Center	40,800 b	721,752
StanCorp Financial Group	32,400	1,202,364
UDR	30,350 a,c	454,339
Weingarten Realty Investors	41,600 a,c	807,456
Westamerica Bancorporation	18,800 a	1,000,160
		21,645,909
Health Care Technology--8.3%
Cooper	9,400 a	314,806
Endo Pharmaceuticals Holdings	45,400 b	1,000,162
Gen-Probe	19,800 b	825,462
Kinetic Concepts	14,300 a,b	482,053
OSI Pharmaceuticals	30,200 a,b	1,005,962
Resmed	17,400 b	874,698
STERIS	32,900 a	1,062,999
Techne	23,500	1,595,180
Valeant Pharmaceuticals
International	40,100 a,b	1,310,869
Vertex Pharmaceuticals	15,100 b	586,182
		9,058,373
Industrial Services--4.2%
Cameron International	24,500 b	926,100
Dycom Industries	87,000 b	677,730
Granite Construction	20,400 a	611,388
KBR	17,600	327,888
Oceaneering International	6,300 b	344,169
Patterson-UTI Energy	16,800	258,552
SEACOR Holdings	8,400 b	643,440
URS	18,100 b	752,055
		4,541,322
Non-Energy Minerals--2.3%
Reliance Steel & Aluminum	27,800	1,136,464
Titanium Metals	50,200 a	490,454
Worthington Industries	72,000	843,120
		2,470,038
Process Industries--6.6%
Airgas	10,100	467,125
Cabot	20,100	460,893
Crown Holdings	15,800 b	397,686
Donaldson	18,900	803,250
Huntsman	47,300	450,296
Minerals Technologies	27,200	1,437,248
Pactiv	23,100 b	562,485

Scotts Miracle-Gro, Cl. A	16,400	654,852
Temple-Inland	63,100	1,135,169
Terra Industries	14,100	543,978
Valspar	11,100	291,042
		7,204,024
Producer Manufacturing--9.2%
Bucyrus International	26,400	1,367,256
Carlisle Cos.	34,800	1,117,428
Energizer Holdings	3,200 b	180,288
Flowserve	5,100	507,246
General Cable	10,700 a,b	314,152
Gentex	29,900	496,938
Hubbell, Cl. B	34,000	1,543,940
Joy Global	22,500	1,204,650
Oshkosh	38,700	1,537,551
Pitney Bowes	13,700	315,648
Teleflex	15,900	828,231
Timken	24,700	609,349
		10,022,677
Retail Trade--6.7%
Advance Auto Parts	30,400 a	1,194,720
Aeropostale	27,650 b	870,975
Barnes & Noble	44,500 a	1,038,630
Dollar Tree	23,100 b	1,131,207
Family Dollar Stores	14,600	445,446
Foot Locker	78,300	743,067
IAC/InterActiveCorp	15,100 b	293,695
PetSmart	32,100	826,254
Regis	15,100	236,466
Ross Stores	11,500	505,770
		7,286,230
Technology Services--8.4%
Akamai Technologies	12,900 b	309,600
Broadridge Financial Solutions	45,500	1,000,090
CA	25,900	572,390
Cognizant Technology Solutions,
Cl. A	15,000 b	658,950
Computer Sciences	20,800 b	1,150,448
Fair Isaac	30,300 a	552,975
Humana	26,300 b	1,091,713
Informatica	25,700 b	576,965
LifePoint Hospitals	31,500 a,b	914,445
Omnicare	31,400	727,852
Sybase	24,400 b	981,856
Teradata	18,700 b	547,910
		9,085,194

Transportation--.5%
Copa Holdings, Cl. A	2,600	129,558
Expeditors International
Washington	13,400	427,862
		557,420
Utilities--5.8%
AGL Resources	20,200	697,910
American Water Works	19,100	424,784
Atmos Energy	15,900	435,501
CMS Energy	19,400 a	276,256
Covanta Holding	16,300 b	278,241
IDACORP	14,400	425,808
NSTAR	6,900	228,597
NV Energy	99,600	1,159,344
Southern Union	45,600	944,832
UGI	58,800	1,380,624
		6,251,897
Total Common Stocks
(cost $109,047,412)		108,483,885

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $407,000)	407,000 [d]	407,000

Investment of Cash Collateral for
Securities Loaned--15.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $16,363,882)	16,363,882 [d]	16,363,882

Total Investments (cost $125,818,294)	115.4%	125,254,767
Liabilities, Less Cash and Receivables	(15.4%)	(16,721,939)
Net Assets	100.0%	108,532,828

a	All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $16,021,736 and the total market value of the collateral held by the fund is $16,363,882.
b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $125,818,294.

Net unrealized depreciation on investments was $563,527 of which $11,526,788 related to appreciated investment securities and $12,090,315 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	108,354,327	-	-	108,354,327
Equity Securities - Foreign+	129,558	-	-	129,558
Mutual Funds	16,770,882	-	-	16,770,882

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--2.8%
Amazon.com	50,080 a	6,806,373
Information Technology--94.8%
Akamai Technologies	218,020 a	5,232,480
Amphenol, Cl. A	125,512	5,171,094
Apple	59,788 a	11,952,219
Autodesk	206,250 a	4,836,562
BMC Software	143,761 a	5,567,864
Broadcom, Cl. A	355,345 a	10,376,074
Brocade Communications Systems	531,780 a	3,770,320
Cavium Networks	139,005 a	2,803,731
Cisco Systems	388,380 a	9,088,092
Cognizant Technology Solutions,
Cl. A	151,897 a	6,672,835
Computer Sciences	100,960 a	5,584,098
Dell	604,370 a	8,533,704
Dolby Laboratories, Cl. A	98,490 a	4,404,473
Electronic Arts	284,178 a	4,799,766
EMC	562,490 a	9,466,707
Equinix	78,130 a,b	7,515,325
Flextronics International	684,690 a	4,840,758
Google, Cl. A	20,238 a	11,798,754
Hewlett-Packard	177,540	8,710,112
Informatica	257,000 a	5,769,650
Juniper Networks	341,188 a,b	8,915,242
Lam Research	218,920 a,b	7,441,091
Microsoft	433,046	12,735,883
Motorola	607,940	4,869,599
NetApp	174,220 a	5,369,460
NVIDIA	348,900 a	4,556,634
Oracle	359,346	7,934,360

Paychex	182,670 b	5,726,705
Quest Software	302,620 a	5,093,095
Research In Motion	141,250 a	8,176,963
Riverbed Technology	212,790 a,b	4,332,404
Salesforce.com	85,890 a	5,383,585
Sybase	142,700 a	5,742,248
Teradata	195,630 a	5,731,959
VMware, Cl. A	127,910 a	5,369,662
		234,273,508
Total Common Stocks
(cost $213,517,416)		241,079,881

Limited Partnership Interests--.7%
Information Technology--.7%
Bluestream Ventures, LP	- a,d	1,743,485
Ingenex, LP	- a,d	0
Total Limited Partnerships Interests
(cost $3,181,315)		1,743,485

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,062,000)	5,062,000 [c]	5,062,000
Investment of Cash Collateral for
Securities Loaned--6.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,831,721)	14,831,721 [c]	14,831,721

Total Investments (cost $236,592,452)	106.3%	262,717,087
Liabilities, Less Cash and Receivables	(6.3%)	(15,562,920)
Net Assets	100.0%	247,154,167

a Non-income producing security.
b All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $14,623,346 and the total market value of the collateral held by the fund is $14,831,721.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$1,743,485 representing .7% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) †
Bluestream Ventures, LP	4/30/2004-6/11/2008	3,181,315	0.7	1,743,485
Ingenex, LP	4/30/2004	0	0.0	0

At November 30, 2009 , the aggregate cost of investment securities for income tax purposes was $236,592,452. Net unrealized appreciation on investments was $26,124,635 of which $32,871,278 related to appreciated investment securities and $6,746,643 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	228,062,160	-	-	228,062,160
Equity Securities - Foreign+	13,017,721	-	-	13,017,721
Mutual Funds	19,893,721	-	-	19,893,721
Limited Partnership Interests		-	1,743,485	1,743,485
+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities -
Foreign ($)
Balance as of 8/31/2009	1,825,686
Realized gain (loss)	-
Change in unrealized appreciation	(82,201)
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 11/30/2009	1,743,485

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)